Events after the reporting year	12 Months Ended
Dec. 31, 2022
Events After Reporting Year
Events after the reporting year

Note	41 | Events after the reporting year

The following are the events that occurred subsequent to December 31, 2022:

-	Public Hearing – ENRE Resolution No. 576/2022, see Note 2.b.
-	Amendment to both the seasonal reference prices and the values of the Company’s electricity rate schedules – SE Resolution No. 54/2023 and ENRE Resolutions Nos. 177 and 241/2023, see Note 2.b.
-	Framework Agreement – Collection Province of Buenos Aires’ contribution, see Note 2.d.
-	Contingencies and lawsuits – AFIP’s Income Tax claim, Undocumented outflows and VAT, see Note 8.
-	Issuance of Class No. 2 Additional Corporate Notes due 2024, see Notes 29 and 39.
-	Approval of the amendment to the Bylaws – ENRE Resolution No. 243/2023, see Note 37.